Discontinued Operations (Balance Sheet Disclosures Of Discontinued Operations) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Operating properties held for sale	$ 58,638,227	$ 85,853,449
Other assets	2,270,906	3,456,135
Assets held-for-sale	60,909,133	89,309,584
Property indebtedness	39,481,392	58,738,530
Other liabilities	13,679,859	9,250,438
Liabilities related to assets held for sale	$ 53,161,251	$ 67,988,968